Submission	Jun. 26, 2025
Submission [Line Items]
Central Index Key	0000901491
Registrant Name	PAPA JOHNS INTERNATIONAL INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES